Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments with Off-Balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2024	2023
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$952,299	$881,697
Standby letters of credit	13,026	11,651